Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share option values
Cash received from share option exercises	$ 2,452	$ 593	$ 251
Total intrinsic value of share option exercises	$ 2,999	$ 2,475	$ 1,189